Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2020
Long Term Investments [Abstract]
Schedule of Long-Term Investments

As at December 31, 2019 and 2020, long-term investments consisted of the following:

	As of December 31,
	2019	2020	2020
	RMB	RMB	USD
Equity method investments
Shanghai Wiselong Enterprise Management Co., Ltd.	23,579,728	24,489,092	3,753,117
Other	-	1,000,000	153,257
Equity securities with readily determinable fair values
China Gingko Education Group Company Limited	70,193,934	56,354,913	8,636,768
Zhejiang New Century Hotel Management Co., Ltd.	192,639,353	180,457,226	27,656,280
Equity securities without readily determinable fair values
Yibon Hotel Group Co., Ltd ("Yibon")	103,701,474	-	-
Other	8,523,212	3,523,212	539,956
Available-for-sale debt investment
Yibon	-	103,701,474	15,892,946
Total	398,637,701	369,525,917	56,632,324